Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME
Net investment income from Partnership operations	$ 364,166	$ 350,003	$ 316,622
EXPENSES
Charges to contract owners for assuming mortality risk and expense risk and for administration	32,548	29,697	31,930
NET INVESTMENT INCOME	331,618	320,306	284,692
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized gain (loss) on investments in Partnership	615,901	221,571	(1,819,953)
Net realized gain (loss) on sale of investments allocated from the Partnership		102,162	(185,772)
NET GAIN (LOSS) ON INVESTMENTS	615,901	323,733	(2,005,725)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 947,519	$ 644,039	$ (1,721,033)